J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Opportunities Fund
(All Share Classes)
 (a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated October 21, 2011
to the Statement of Additional Information dated November 1, 2010, as supplemented

The following sections replace the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Ownership of Securities”:

PORTFOLIO MANAGERS’ OTHER ACCOUNTS MANAGED

The following table shows information regarding the other accounts managed by each portfolio manager of the Fund as of June 30, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($thousands)
Alan Gutmann	4	$1,019,533	2	$200,305	2	$38,759
Aryeh Glatter1	0	$0	0	$0	0	$0
__________
1  As of February 28, 2011.

The following table shows information on the other accounts managed by each portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of June 30, 2010.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($thousands)
Alan Gutmann	0	$0	0	$0	0	$0
Aryeh Glatter1	0	$0	0	$0	0	$0
__________
1  As of February 28, 2011.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of the Fund beneficially owned by the Fund’s lead portfolio managers as of June 30, 2010, the Fund’s most recent fiscal year end.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	Over $1,000,000
Alan Gutmann					X
Aryeh Glatter1	X
__________
1  As of February 28, 2011.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
 FOR FUTURE REFERENCE